YieldMax Target 12 Real Estate Option Income ETF

Schedule of Investments

April 30, 2026 (Unaudited)

COMMON STOCKS - 100.9%	Shares	Value
Oil & Gas - 5.0%
Texas Pacific Land Corp.(a)	572	$253,779

Real Estate - 95.9%(b)
American Tower Corp. - REIT(a)	1,048	191,480
AvalonBay Communities, Inc. - REIT(a)	943	172,569
Camden Property Trust - REIT(a)	1,703	178,849
CBRE Group, Inc. - Class A(a)(c)	1,203	171,704
Crown Castle, Inc. - REIT(a)	1,820	161,580
Digital Realty Trust, Inc. - REIT(a)	1,579	317,284
Equinix, Inc. - REIT(a)	233	252,299
Equity LifeStyle Properties, Inc. - REIT(a)	2,150	136,074
Equity Residential - REIT(a)	2,778	181,626
Essex Property Trust, Inc. - REIT(a)	664	174,771
Extra Space Storage, Inc. - REIT(a)	1,354	194,069
Howard Hughes Holdings, Inc.(a)(c)	2,146	133,631
Independence Realty Trust, Inc. - REIT(a)	7,452	121,542
Invitation Homes, Inc. - REIT(a)	5,687	163,615
Iron Mountain, Inc. - REIT(a)	1,708	215,191
Mid-America Apartment Communities, Inc. - REIT(a)	1,206	155,791
Prologis, Inc. - REIT(a)	2,381	338,150
Public Storage - REIT(a)	633	191,451
Realty Income Corp. - REIT(a)	3,275	210,386
SBA Communications Corp. - Class A - REIT(a)	612	135,374
Simon Property Group, Inc. - REIT(a)	1,242	253,008
St. Joe Co.(a)	3,321	214,437
Sun Communities, Inc. - REIT(a)	1,157	147,911
UDR, Inc. - REIT(a)	3,445	125,191
Welltower, Inc. - REIT(a)	1,589	345,353
		4,883,336

TOTAL COMMON STOCKS (Cost $4,664,322)		5,137,115

PURCHASED OPTIONS - 0.8%(c)(d)(e)(f)	Notional Amount	Contracts	Value
Call Options - 0.8%
American Tower Corp., Expiration: 5/15/2026; Exercise Price: $190.00	$182,710	10	$1,500
AvalonBay Communities, Inc., Expiration: 5/15/2026; Exercise Price: $180.00	164,700	9	4,500
Camden Property Trust, Expiration: 5/15/2026; Exercise Price: $110.00	178,534	17	1,147
CBRE Group, Inc., Expiration: 5/15/2026; Exercise Price: $160.00	171,276	12	612
Crown Castle, Inc., Expiration: 5/15/2026; Exercise Price: $92.50	159,804	18	1,035
Digital Realty Trust, Inc., Expiration: 5/15/2026; Exercise Price: $210.00	301,410	15	2,137
Equinix, Inc., Expiration: 5/15/2026; Exercise Price: $1,120.00	216,566	2	1,690
Equity Residential, Expiration: 5/15/2026; Exercise Price: $65.00	176,526	27	3,712
Essex Property Trust, Inc., Expiration: 5/15/2026; Exercise Price: $270.00	157,926	6	1,095
Extra Space Storage, Inc., Expiration: 5/15/2026; Exercise Price: $150.00	186,329	13	845
Howard Hughes Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $75.00	130,767	21	420
Invitation Homes, Inc., Expiration: 5/15/2026; Exercise Price: $30.00	161,112	56	840
Iron Mountain, Inc., Expiration: 5/15/2026; Exercise Price: $125.00	214,183	17	6,545
Mid-America Apartment Communities, Inc., Expiration: 5/15/2026; Exercise Price: $135.00	155,016	12	450
Prologis, Inc., Expiration: 5/15/2026; Exercise Price: $150.00	326,646	23	978
Public Storage, Expiration: 5/15/2026; Exercise Price: $310.00	181,470	6	1,710
Realty Income Corp., Expiration: 5/15/2026; Exercise Price: $65.00	205,568	32	2,080
SBA Communications Corp., Expiration: 5/15/2026; Exercise Price: $230.00	132,720	6	2,115
Simon Property Group, Inc., Expiration: 5/15/2026; Exercise Price: $220.00	244,452	12	720
State Street Real Estate Select Sector SPDR ETF, Expiration: 5/15/2026; Exercise Price: $45.00	608,280	137	2,740
Sun Communities, Inc., Expiration: 5/15/2026; Exercise Price: $135.00	140,624	11	413
Texas Pacific Land Corp., Expiration: 5/15/2026; Exercise Price: $490.00	221,835	5	2,100
Welltower, Inc., Expiration: 5/15/2026; Exercise Price: $230.00	326,010	15	938
Total Call Options			40,322

TOTAL PURCHASED OPTIONS (Cost $49,188)			40,322

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(g)		25,933	25,933

TOTAL SHORT-TERM INVESTMENTS (Cost $25,933)			25,933

TOTAL INVESTMENTS - 102.2% (Cost $4,739,443)			$5,203,370
Liabilities in Excess of Other Assets - (2.2)%			(112,461)
TOTAL NET ASSETS - 100.0%			$5,090,909

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust

(a)	All or a portion of this security has been pledged as collateral for written options. As of April 30, 2026, the total value of securities pledged as collateral is $2,049,301.
(b)	To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(g)	The rate shown represents the 7-day annualized effective yield as of April 30, 2026.

YieldMax Target 12 Real Estate Option Income ETF

Schedule of Written Options Contracts

April 30, 2026 (Unaudited)

WRITTEN OPTIONS - (2.2)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.2)%
American Tower Corp., Expiration: 5/15/2026; Exercise Price: $185.00	$(182,710)	(10)	$(2,675)
AvalonBay Communities, Inc., Expiration: 5/15/2026; Exercise Price: $175.00	(164,700)	(9)	(8,235)
Camden Property Trust, Expiration: 5/15/2026; Exercise Price: $105.00	(178,534)	(17)	(4,165)
CBRE Group, Inc., Expiration: 5/15/2026; Exercise Price: $155.00	(171,276)	(12)	(720)
Crown Castle, Inc., Expiration: 5/15/2026; Exercise Price: $90.00	(159,804)	(18)	(2,475)
Digital Realty Trust, Inc., Expiration: 5/15/2026; Exercise Price: $200.00	(301,410)	(15)	(7,800)
Equinix, Inc., Expiration: 5/15/2026; Exercise Price: $1,090.00	(216,566)	(2)	(4,250)
Equity Residential, Expiration: 5/15/2026; Exercise Price: $62.50	(176,526)	(27)	(7,627)
Essex Property Trust, Inc., Expiration: 5/15/2026; Exercise Price: $260.00	(157,926)	(6)	(3,750)
Extra Space Storage, Inc., Expiration: 5/15/2026; Exercise Price: $145.00	(186,329)	(13)	(2,632)
Howard Hughes Holdings, Inc., Expiration: 5/15/2026; Exercise Price: $70.00	(130,767)	(21)	(840)
Invitation Homes, Inc., Expiration: 5/15/2026; Exercise Price: $27.50	(161,112)	(56)	(7,840)
Iron Mountain, Inc., Expiration: 5/15/2026; Exercise Price: $120.00	(214,183)	(17)	(12,325)
Mid-America Apartment Communities, Inc., Expiration: 5/15/2026; Exercise Price: $130.00	(155,016)	(12)	(2,550)
Prologis, Inc., Expiration: 5/15/2026; Exercise Price: $145.00	(326,646)	(23)	(3,278)
Public Storage, Expiration: 5/15/2026; Exercise Price: $300.00	(181,470)	(6)	(4,740)
Realty Income Corp., Expiration: 5/15/2026; Exercise Price: $62.50	(205,568)	(32)	(7,200)
SBA Communications Corp., Expiration: 5/15/2026; Exercise Price: $220.00	(132,720)	(6)	(4,980)
Simon Property Group, Inc., Expiration: 5/15/2026; Exercise Price: $210.00	(244,452)	(12)	(2,430)
State Street Real Estate Select Sector SPDR ETF, Expiration: 5/15/2026; Exercise Price: $44.00	(608,280)	(137)	(13,358)
Sun Communities, Inc., Expiration: 5/15/2026; Exercise Price: $130.00	(140,624)	(11)	(1,650)
Texas Pacific Land Corp., Expiration: 5/15/2026; Exercise Price: $470.00	(221,835)	(5)	(4,300)
Welltower, Inc., Expiration: 5/15/2026; Exercise Price: $220.00	(326,010)	(15)	(4,538)
Total Call Options			(114,358)

TOTAL WRITTEN OPTIONS (Premiums received $104,323)			$(114,358)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.